FORWARD FUNDS

Forward Small Cap Equity Fund

Supplement dated December 23, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus (the “Load Prospectus”); Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Small Cap Equity Fund (the “No-Load Summary Prospectus”); and Summary Prospectus for Class A Shares, Class C Shares and Class M Shares of the Forward Small Cap Equity Fund (the “Load Summary Prospectus”)

each dated May 1, 2010, as supplemented

The following information applies to the Forward Small Cap Equity Fund (the “Fund”) only:

At a meeting of the Board of Trustees (the “Board”) of Forward Funds on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) approved, on behalf of the Fund: (i) a permanent reduction in the management fee received by Forward Management, LLC (“Forward Management”), the Fund’s investment advisor, from the Fund; (ii) a change to the principal investment strategies of the Fund; and (iii) the termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and Hoover Investment Management Co., LLC (“Hoover”).

Reduction in Management Fee

Effective February 1, 2011, the management fee Forward Management receives from the Fund shall be permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.05% to an annual rate of 0.95%. Accordingly, effective February 1, 2011, the following changes shall be made:

The “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 76 of the No-Load Prospectus and page 1 of the No-Load Summary Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.10%	0.05%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.60%	1.30%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$163	$132
3 Years	$505	$412
5 Years	$870	$713
10 Years	$1,898	$1,566

The “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 76 of the Load Prospectus and page 1 of the Load Summary Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class M
Management Fee	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%	N/A
Shareholder Services Fees	0.15%	0.25%	0.05%
Other Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.65%	2.25%	1.30%

(1)	Other Expenses for Class C and Class M shares are based on estimated amounts for the current fiscal year.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$733	$328	$132
3 Years	$1,065	$703	$412
5 Years	$1,420	$1,204	$713
10 Years	$2,415	$2,581	$1,566

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$733	$228	$132
3 Years	$1,065	$703	$412
5 Years	$1,420	$1,204	$713
10 Years	$2,415	$2,581	$1,566

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Changes to Principal Investment Strategies

Effective February 1, 2011, the section titled “Principal Investment Strategies” on page 76 of each of the No-Load Prospectus and Load Prospectus and page 1 of each of the No-Load Summary Prospectus and Load Summary Prospectus shall be replaced in their entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments. For purposes of the Fund’s investment strategy, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase.

Forward Management, LLC (“Forward Management” or the “Advisor”) seeks to invest in companies that it believes have the potential to outperform the Fund’s benchmark index. The Advisor’s investment strategy includes quantitative screening techniques, fundamental analysis and risk management. Security selection seeks to position the Fund in small cap stocks exhibiting combinations of fundamental quality, earnings growth, revenue growth, cash flow growth, business restructurings or equity spin-offs which have the potential to result in future price appreciation.

When considering stocks, the Advisor seeks to draw on both internal and external resources to assess industry dynamics, business franchise/ management strategy, total addressable market, thematic opportunities, financial analysis, attractiveness of earnings growth, cash flow strength, revenue growth potential, balance sheet strength, or valuation characteristics.

The Advisor attempts to invest in companies demonstrating fundamental growth potential and trading at attractive valuation prices. Stock purchases can fall into a number of categories including: (a) Durable Growth Ideas – these stocks frequently exhibit consistent growth rates, strong management teams and sustainable earnings prospects; (b) Contrarian Ideas – these stocks are confronted by short term issues and market overreactions; (c) Emerging & Undiscovered Ideas – these stocks tend to have few institutional holders and limited Wall Street research analyst coverage; and (d) Thematic Ideas – these stocks try to capitalize on a large growing market opportunity, new business models or rapid innovation.

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Termination of Hoover as Sub-Advisor

Effective February 1, 2011, Hoover will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund. Accordingly, effective February 1, 2011, the following changes shall be made:

The following paragraph shall be inserted immediately following the paragraph under the section titled “Performance Information” on pages 76-77 of the No-Load Prospectus, page 77 of the Load Prospectus and page 2 of each of the No-Load Summary Prospectus and Load Summary Prospectus:

On February 1, 2011, Forward Management assumed all responsibility for selecting the Fund’s investments and incorporated new principal investment strategies as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before February 1, 2011 represent performance of the prior sub-advisor to the Fund.

The sections titled “Investment Advisor” and “Sub-Advisor/Portfolio Manager” on page 77 of each of the No-Load Prospectus and Load Prospectus and page 2 of each of the No-Load Summary Prospectus and Load Summary Prospectus shall be replaced in their entirety to read as follows:

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. The members of the Fund’s team are: Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, David Readerman, CFA, Portfolio Manager, Matt Feldmann, CFA, Senior Equity Analyst, and Fabian Garces, Analyst. Messrs. O’Donnell and Readerman have co-primary responsibility for the day-to-day management of the Fund. Messrs. O’Donnell, Readerman, Feldmann, and Garces have managed the Fund since February 2011.

The third sentence of the second paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on page 106 of the No-Load Prospectus and page 104 of the Load Prospectus shall be revised to read as follows:

Forward Management directly manages the assets of the Allocation Funds, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The following information concerning the biographies of the portfolio managers of the Fund shall be inserted immediately following the twentieth paragraph under the section titled “Management of the Funds – Investment Advisor/Portfolio Managers” on pages 106-108 of the No-Load Prospectus and pages 104-106 of the Load Prospectus:

The Forward Small Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is President of Forward Asset Management and Chief Investment Officer of Forward Management. He has held this position since July 2006. Mr. O’Donnell has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap, and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Forward Small Cap Equity Fund since February 2011.

David Readerman, CFA. Mr. Readerman has been a Portfolio Manager with Forward Management since December 2010. Mr. Readerman has co-primary responsibility for the day to day management of the Forward Small Cap Equity Fund. From July 2003 to February 2010, Mr. Readerman held the position of Senior Vice President of Investment Research at Marsico Capital Management. Mr. Readerman was a Founding Partner and Equity Growth Strategist for Thomas Weisel Partners (December 1999 to June 2003); Partner and Lead Equity Research Analyst, Software & Internet for Montgomery Securities (1992 to December 1999); Equity Research Analyst, Software & Data Services for Lehman Brothers (1987 to 1994); and Equity Research Analyst, Software & Data Services for Smith Barney (1983 to 1987). Mr. Readerman is a Chartered Financial Analyst and holds an MBA. Mr. Readerman has managed the Forward Small Cap Equity Fund since February 2011.

Matt Feldmann, CFA. Mr. Feldmann has been a Senior Equity Analyst for Forward Management since July 2007. From August 2002 to July 2007, Mr. Feldmann was an Equity Analyst with C.H. Dean & Associates. Mr. Feldmann is a Chartered Financial Analyst and holds an MBA. Mr. Feldmann has managed the Forward Small Cap Equity Fund since February 2011.

Fabian Garces. Mr. Garces has been an Analyst for Forward Management since August 1, 2008. Mr. Garces has managed the Forward Small Cap Equity Fund since February 2011.

The information concerning the management fee paid to the investment advisor and/or sub-advisor(s) of the Forward Funds on pages 108-109 of the No-Load Prospectus and page 107 of the Load Prospectus shall be revised to read as follows:

FUND	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO SUB-ADVISOR (AS A PERCENTAGE OF DAILY NET ASSETS)
Forward Small Cap Equity Fund	1.05%	1.05%	N/A

The information concerning Hoover contained on page 114 of the No-Load Prospectus and pages 113 of the Load Prospectus under the section titled “Management of the Funds – Sub-Advisors/Portfolio Managers” shall be deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SCE PRO 12232010

FORWARD FUNDS

Supplement dated December 23, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate changes to the advisory arrangement for the Forward Small Cap Equity Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of February 1, 2011:

Effective February 1, 2011, all references in the SAI to Hoover Investment Management Co., LLC as the sub-advisor to the Fund and to Irene Hoover as the portfolio manager of the Fund shall be deleted.

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Effective February 1, 2011, the first sentence of the third paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 14 of the SAI shall be revised to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Focus Fund, Forward Frontier MarketStrat Fund, Forward
Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund,
Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small
Cap Equity Fund, Forward SMIDPlus Fund, Forward Strategic Alternatives Fund, Forward Strategic Realty
Fund, Forward U.S. Government Money Fund, and the cash portion of the Forward Emerging Markets Fund (collectively, the “Forward Management Directly Advised Funds”).

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Effective February 1, 2011, the following changes shall be made under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on pages 17 - 23 of the SAI:

The information concerning the investment advisory fee paid by the Forward Small Cap Equity Fund as contained in the table on pages 17 and 18 of the SAI is hereby replaced to read as follows:

Fund	Advisory Fee
Forward Small Cap Equity Fund	0.95%

The first sentence of the second paragraph on page 19 is replaced in its entirety to read as follows:

The Investment Advisor compensates the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund out of the Investment Advisor’s revenues.

The first sentence of the paragraph on page 21 is revised to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Emerging Markets Fund
(non-cash portion), Forward Growth Fund, Forward International Fixed Income Fund, Forward
International Small Companies Fund, Forward Long/Short Credit Analysis Fund, and Forward Tactical
Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward
High Yield Bond Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund,
Forward Large Cap Growth Fund, Forward Large Cap Value Fund, and Forward Mortgage Securities
Fund are paid an annual fee from the Trust on behalf of the Fund.

The reference to the Fund in the table on pages 21 and 22 concerning the sub-advisory fee rates is removed in its entirety.

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Effective February 1, 2011, the following information regarding the other accounts managed by the portfolio managers of the Fund shall be inserted under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on pages 39 - 45 of the SAI:

Forward Small Cap Equity Fund

The portfolio managers responsible for the day-to-day management of the Forward Small Cap Equity Fund are
Jim O’Donnell, CFA, David Readerman, CFA, Matt Feldmann, CFA, and Fabian Garces.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Readerman, Feldmann, and Garces managed as of November 30, 2010:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	19	$2,965.77	0	$ 0
Other pooled investment vehicles	0	$0	0	$ 0
Other accounts	5	$1.3	0	$ 0

David Readerman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$ 0	0	$ 0
Other pooled investment vehicles	0	$ 0	0	$ 0
Other accounts	0	$ 0	0	$ 0

Matt Feldmann

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$ 0	0	$ 0
Other pooled investment vehicles	0	$ 0	0	$ 0
Other accounts	0	$ 0	0	$ 0

Fabian Garces

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$ 0	0	$ 0
Other pooled investment vehicles	0	$ 0	0	$ 0
Other accounts	0	$ 0	0	$ 0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the
Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Readerman, Feldmann and Garces consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1,3, and 5 year periods. These benchmarks include the benchmark for the Fund, which is the Russell 2000 Index.

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Effective February 1, 2011, the information concerning the portfolio managers ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 43 - 45 of the SAI shall be replaced to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Jim O’Donnell***	Forward Small Cap Equity Fund	A
David Readerman***	Forward Small Cap Equity Fund	A
Matt Feldmann***	Forward Small Cap Equity Fund	A
Fabian Garces***	Forward Small Cap Equity Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
***	Information as of November 30, 2010
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 -$100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SCE SAI 12232010